Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The Company’s consolidated balance sheets include the following assets and liabilities of these VIEs:

	December 31, 2025	December 31, 2024
Cash	$495	$737
Property and equipment, net	46,027	61,769
Long-term notes payable, current portion	17,861	7,690
Long-term notes payable, non-current portion	10,318	29,619

The Company’s consolidated statements of operations and comprehensive loss include the following expenses of these VIEs:

	Year Ended December 31,
	2025	2024
Interest expense	$1,798	$1,981
Depreciation and amortization	3,614	6,049